Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions				1 Months Ended					12 Months Ended
	Nov. 19, 2021 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Oct. 12, 2018 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2022 USD ($) Segment shares	Jun. 30, 2022 AUD ($) Segment	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 EUR (€) shares	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019	Jun. 21, 2019 EUR (€)	Jan. 14, 2019 USD ($)	Jun. 29, 2018 USD ($)
Disclosure of summary of significant accounting policies
Number of operating segment | Segment									1	1
Receipt on non refundable up-front payment upon reaching product regulatory milestone									$ 25,000,000.0
Revenue recognized from up-front payment as deferred consideration			$ 10,000,000.0
Annual aggregate turnover of eligible companies description									Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. In October 2020, the Australian Government introduced new legislation for the refundable tax offset applicable to eligible companies for income tax years commencing from July 1, 2021. Per the new legislation, for the year ended June 30, 2022 the refundable tax offset for companies with an aggregated turnover of A$20.0 million or more is the Company’s corporate tax rate plus a rate between 8.5% and 16.5% depending on the proportion of research and development expenditures in relation to total expenditures. For companies with an aggregated turnover below A$20.0 million, the refundable research and development tax offset is 48.5% for the year ended June 30, 2022. For the year ended June 30, 2021, a refundable tax offset was only available to eligible companies with an annual aggregate turnover of less than A$20.0 million and the rate of the refundable tax offset was 43.5%.	Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. In October 2020, the Australian Government introduced new legislation for the refundable tax offset applicable to eligible companies for income tax years commencing from July 1, 2021. Per the new legislation, for the year ended June 30, 2022 the refundable tax offset for companies with an aggregated turnover of A$20.0 million or more is the Company’s corporate tax rate plus a rate between 8.5% and 16.5% depending on the proportion of research and development expenditures in relation to total expenditures. For companies with an aggregated turnover below A$20.0 million, the refundable research and development tax offset is 48.5% for the year ended June 30, 2022. For the year ended June 30, 2021, a refundable tax offset was only available to eligible companies with an annual aggregate turnover of less than A$20.0 million and the rate of the refundable tax offset was 43.5%.
Pre Launch Inventory Recognized					$ 21,900,000				$ 28,900,000		$ 21,900,000
Trade and other receivables due for settlement term									60 days	60 days
Borrowings					94,245,000				$ 96,634,000		94,245,000
Proceeds receipted from senior debt facility									51,919,000				$ 512,000
Repayment of loan									55,458,000				512,000
Remeasurement of borrowing arrangements within finance costs									(382,000)		5,225,000		607,000
Variable lease payments									0
Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings					52,864,000						52,864,000
Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings					52,631,000				$ 106,905,000		52,631,000
Warrants
Disclosure of summary of significant accounting policies
Number of warrants granted to purchase American Depositary Shares | shares									1,769,669					1,769,669
Manufacturing Commercialization Expenses
Disclosure of summary of significant accounting policies
Pre Launch Inventory Recognized					13,100,000				$ 7,000,000.0		13,100,000		8,800,000
Obsolete Stock
Disclosure of summary of significant accounting policies
Pre Launch Inventory Recognized					500,000				500,000		500,000
Research and Development Tax Incentive
Disclosure of summary of significant accounting policies
Income recognized									$ 0		$ 0
Aggregated Turnover Below A$20.0 Millions
Disclosure of summary of significant accounting policies
Percentage of research and development to receive a refundable tax offset									48.50%	48.50%	43.50%	43.50%
Top of Range
Disclosure of summary of significant accounting policies
Trade and other payables maturity period									60 days	60 days
Top of Range | Aggregated Turnover of A$20.0 Million or More
Disclosure of summary of significant accounting policies
Percentage of research and development to receive a refundable tax offset									16.50%	16.50%
Top of Range | Aggregated Turnover Below A$20.0 Millions
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover										$ 20.0		$ 20.0
Bottom of Range
Disclosure of summary of significant accounting policies
Trade and other payables maturity period									30 days	30 days
Bottom of Range | Aggregated Turnover of A$20.0 Million or More
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover										$ 20.0
Percentage of research and development to receive a refundable tax offset									8.50%	8.50%
Grunenthal
Disclosure of summary of significant accounting policies
Non-refundable upfront payment received		$ 15,000,000.0			$ 17,500,000		$ 15,000,000.0				$ 17,500,000
Milestone payment received						$ 2,500,000
Percentage of patients to provide regulatory harmonization, cost efficiencies and streamlined timelines					20.00%						20.00%	20.00%
Cumulative milestone payments reachable amount					$ 1,000,000,000						$ 1,000,000,000
Revenue from performance obligations satisfied or partially satisfied in previous periods									$ 2,500,000
Revenue recognized relation to patent license agreement									0		0
Grunenthal | Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure of summary of significant accounting policies
Non-refundable upfront payments receivable					112,500,000						112,500,000
Tasly
Disclosure of summary of significant accounting policies
Deferred consideration up-front milestone receivable recognized			20,000,000.0						20,000,000.0
Revenue recognized from up-front payment as deferred consideration			$ 10,000,000.0						0		0
TiGenix NV
Disclosure of summary of significant accounting policies
Royalty income									300,000		200,000
Milestone revenue in relation to patent license agreement									1,200,000		0
Regulatory milestone payment receivable | €														€ 1.0
TiGenix NV | Top of Range
Disclosure of summary of significant accounting policies
Milestone revenue relating to non-refundable up-front payment | €																		€ 10.0
J C R Pharmaceuticals Co L T D
Disclosure of summary of significant accounting policies
Royalties receivable under sales-based milestones					7,200,000				8,700,000		7,200,000
Oaktree Capital Management, L.P.
Disclosure of summary of significant accounting policies
Borrowings Principal Amount				$ 90,000,000.0
Borrowings	$ 60,000,000.0
Percentage of premium for volume-weighted average price	15.00%
Issuance warrants exercised period	7 years
Date of warrants legally issued	Jan. 11, 2022
Remeasurement of borrowing arrangements within finance gains (Loss)									100,000		0		0
Oaktree Capital Management, L.P. | Warrants
Disclosure of summary of significant accounting policies
Number of warrants granted to purchase American Depositary Shares | shares	1,769,669
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure of summary of significant accounting policies
Par value per share | $ / shares	$ 7.26
Oaktree Capital Management, L.P. | Tranche One
Disclosure of summary of significant accounting policies
Borrowings	$ 60,000,000.0			60,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Borrowings Principal Amount				$ 90,000,000.0
Borrowings, interest rate				9.75%
Percentage of principal amount payable over two year				40.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche One
Disclosure of summary of significant accounting policies
Borrowings				$ 60,000,000.0
Proceeds receipted from senior debt facility				55,500,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche Two
Disclosure of summary of significant accounting policies
Borrowings				$ 30,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Quarterly Payments
Disclosure of summary of significant accounting policies
Borrowings, interest rate				8.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Unpaid Interest
Disclosure of summary of significant accounting policies
Borrowings, interest rate				1.75%
Oaktree Capital Management, L.P. | Top of Range | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Borrowings, maturity				November 2026
Hercules Capital, Inc
Disclosure of summary of significant accounting policies
Remeasurement of borrowing arrangements within finance gains (Loss)									$ (900,000)		400,000
Repayment of loan				$ 55,500,000
Hercules Capital, Inc | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings Principal Amount								$ 75,000,000.0
Borrowings, interest rate		9.70%					9.70%	9.45%	9.45%					9.45%	9.95%	10.20%	10.45%
Credit facility, expiration period								4 years
Hercules Capital, Inc | Floating Interest Rate | Amended Terms of Loan Agreement
Disclosure of summary of significant accounting policies
Borrowings, interest rate									9.70%					9.70%
Hercules Capital, Inc | Floating Interest Rate | Terms of Loan Agreement
Disclosure of summary of significant accounting policies
Borrowings, interest rate									9.70%					9.70%
Hercules Capital, Inc | Tranche One
Disclosure of summary of significant accounting policies
Borrowings					$ 50,000,000.0						50,000,000.0
Repayment of loan				$ 55,500,000
Hercules Capital, Inc | Tranche One | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings								$ 35,000,000.0
Hercules Capital, Inc | Tranche Two | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings																			$ 15,000,000.0
Hercules Capital, Inc | Extinguishing Loan with Hercules | Terms of Loan Agreement
Disclosure of summary of significant accounting policies
Remeasurement of borrowing arrangements within finance gains (Loss)									$ (1,300,000)
Hercules Capital, Inc | Adjustment of Carrying Amount of Financial Liability | Terms of Loan Agreement
Disclosure of summary of significant accounting policies
Remeasurement of borrowing arrangements within finance gains (Loss)									400,000
NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Remeasurement of borrowing arrangements within finance gains (Loss)									$ 500,000		4,800,000		$ (700,000)
Description of repayment of borrowings									Following approval and first commercial sales, repayments commence based on a percentage of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments payable only after approval and first commercial sales. If in any quarterly period, 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.	Following approval and first commercial sales, repayments commence based on a percentage of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments payable only after approval and first commercial sales. If in any quarterly period, 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Remeasurement of borrowing arrangements within finance costs									$ 500,000		$ 4,800,000
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings Principal Amount																				$ 40,000,000.0
Borrowings, interest rate																				15.00%
Borrowings, maturity									July 8, 2026	July 8, 2026
Borrowings term									8 years	8 years
Borrowings, interest rate basis									The loan term includes an interest only period of approximately four years through until July 8, 2022, then a four-year amortization period through until maturity on July 8, 2026. All interest and principal payments will be deferred until after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD, in the United States and other geographies excluding Asia (“pediatric SR-aGVHD”). Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum.	The loan term includes an interest only period of approximately four years through until July 8, 2022, then a four-year amortization period through until maturity on July 8, 2026. All interest and principal payments will be deferred until after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD, in the United States and other geographies excluding Asia (“pediatric SR-aGVHD”). Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings																				$ 30,000,000.0